Stockholders Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders Equity

Note 4 – Stockholders Equity

During the year ended December 31, 2018, we entered into the following securities related transactions:

•	Received proceeds of $2,516,855, net of offering costs of $309,783, pursuant in a Private Placement Memorandum and for which 7,632,231 shares of restricted common stock were issued.
•	Issued 1,662,941 shares of common stock as compensation for services rendered by employees, advisors, and independent contractors of the Company with a fair market value of $997,765.
•	Issued 10,000 shares of common stock with a value of $6,000 as settlement for legal matter discussed in Note 7.

During the year ended December 31, 2017, we entered into the following securities related transactions:

•	Received proceeds of $2,461,730 pursuant to a Private Placement Memorandum and for which 13,466,420 shares of restricted common stock were issued. There were no offering costs during the year ended December 31, 2017.